Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Right-of-use assets and lease liabilities
Summary of amounts recognized in the statement of financial position

The statement of financial position shows the following amounts relating to right-of-use assets:

		Other Fixtures
DKK thousand	Office Buildings	and fittings
As at January 1, 2021	126,821	1,177
Additions	18,677	1,512
Depreciation expense	-13,177	-1,066
Currency translation	1,050	0
As at December 31, 2021	133,371	1,623

As at January 1, 2020	84,148	1,484
Additions due to business combination, cf. note 31	14,299	0
Additions	42,725	581
Retirements	-6,035	-144
Reversal of depreciations	6,035	0
Depreciation expense	-12,779	-744
Currency translation	-1,572	0
As at December 31, 2020	126,821	1,177

Note 15 – Right-of-use assets and lease liabilities (continued)

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	2021	2020
As at January 1	130,119	85,760
Additions due to business combinations, cf. note 31	0	14,046
Additions	20,189	43,151
Accretion of interest	2,953	2,763
Payments	-14,715	-14,098
Currency translation	977	-1,503
As at December 31	139,523	130,119

Current	14,897	14,072
Non-current	124,626	116,047
The following are the amounts recognized in income statement:
Depreciation expense of right-of-use assets	-14,243	-13,524
Interest expense on lease liabilities	-2,953	-2,763
Total amount recognized in profit and loss	-17,196	-16,287

Cashflow	-14,715	-14,098
Total cash outflow for leases	-14,715	-14,098

Depreciation for the financial year has been charged as:
Research and development expenses	-11,732	-10,001
Sale and marketing expenses	0	0
Administrative expenses	-2,511	-3,523
Total	-14,243	-13,524